Net Income (Loss) Per Share - Computation of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net loss	$ (30,737)	$ 13,224	$ (41,248)	$ (6,683)	$ (322)	$ (5,242)	$ (58,761)	$ (12,247)	$ (23,557)	$ (16,491)
ACCRETION OF REDEEMABLE SERIES A- 1 PREFERRED STOCK	(6,542)			(5,030)			(17,601)	(14,341)	(19,616)	(3,605)
Convertible preferred stock deemed dividend, net of return from holders	(24,341)						(24,341)			(932)
CONVERTIBLE AND REDEEMABLE SERIES A-2 PREFERRED STOCK DIVIDEND	(2,870)						(2,870)
Net loss attributable to common stockholders-basic and diluted	$ (64,490)			$ (11,713)			$ (103,573)	$ (26,588)	$ (43,173)	$ (21,028)
Weighted- average common shares outstanding-basic and diluted	21,554			8,718			13,669	8,640	8,789	7,533
Net loss per share attributable to common stockholders-basic and diluted	$ (2.99)			$ (1.34)			$ (7.58)	$ (3.08)	$ (4.91)	$ (2.79)